T. ROWE PRICE Floating Rate Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.8% (1)
Aerospace & Defense 2.3%
Apple Bidco, FRN, 1M TSFR + 2.75%, 8.196%, 9/22/28  3,443 3,400
Apple Bidco, FRN, 1M TSFR + 4.00%, 9.331%, 9/22/28  6,825 6,824
Bleriot U.S. Bidco, FRN, 3M TSFR + 4.00%, 9.593%, 10/30/28  4,905 4,900
Brown Group Holding, FRN, 1M TSFR + 3.75%, 9.124%, 7/2/29  5,187 5,179
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.318%, 8/24/28  29,148 29,083
Peraton, FRN, 1M TSFR + 3.75%, 9.181%, 2/1/28  8,555 8,463
Peraton, FRN, 1M USD LIBOR + 7.75%, 13.233%, 2/1/29  4,889 4,783
TransDigm, FRN, 1M TSFR + 3.25%, 8.492%, 2/22/27 (2) 4,816 4,827
TransDigm, FRN, 1M TSFR + 3.25%, 8.492%, 8/24/28  10,314 10,319
77,778
Airlines 3.3%
AAdvantage Loyalty IP, FRN, 1M TSFR + 4.75%, 10.338%,
4/20/28 (2) 44,202 45,867
Air Canada, FRN, 3M USD LIBOR + 3.50%, 9.128%, 8/11/28  3,314 3,313
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.764%, 6/21/27  33,376 34,768
SkyMiles IP, FRN, 1M TSFR + 3.75%, 9.076%, 10/20/27  9,689 10,075
United Airlines, FRN, 3M USD LIBOR + 3.75%, 9.292%, 4/21/28  19,430 19,455
113,478
Automotive 2.6%
Adient U.S., FRN, 1M TSFR + 3.25%, 8.696%, 4/10/28  2,413 2,414
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.50%, 9.946%,
4/6/28  10,358 10,290
Belron Luxembourg, FRN, 1M TSFR + 2.75%, 8.16%, 4/18/29  5,300 5,300
Clarios Global, FRN, 1M TSFR + 3.75%, 9.081%, 5/6/30  7,813 7,791
Dexko Global, FRN, 3M TSFR + 3.75%, 9.253%, 10/4/28  3,736 3,614
Driven Holdings, FRN, 1M TSFR + 3.00%, 8.43%, 12/17/28  3,914 3,819
Fastlane Parent, FRN, 1M TSFR + 4.50%, 2/4/26 (2) 905 902
LS Group OpCo Acquistion, FRN, 1M TSFR + 3.25%, 8.692%,
11/2/27  3,378 3,367
Mavis Tire Express Services Topco, FRN, 1M TSFR + 4.00%,
9.446%, 5/4/28  16,797 16,729
Tenneco, FRN, 1M TSFR + 5.00%, 10.476%, 11/17/28  8,040 6,826
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 8.181%, 2/5/26  29,337 29,276
90,328
Broadcasting 3.1%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.144%,
8/21/26  16,405 16,015
CMG Media, FRN, 1M USD LIBOR + 3.50%, 8.842%, 12/17/26  24,949 23,125
iHeartCommunications, FRN, 1M TSFR + 3.00%, 8.446%, 5/1/26  6,150 5,475
iHeartCommunications, FRN, 1M TSFR + 3.25%, 8.696%, 5/1/26  17,915 15,911
NEP Group, FRN, 1M TSFR + 7.00%, 12.446%, 10/19/26  3,510 2,518
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.398%, 4/11/29  18,174 16,531

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.148%, 10/11/29 (3)
(4) 7,250 7,105
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
8.696%, 3/15/26  7,503 7,503
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
8.696%, 1/31/29  6,951 6,856
Univision Communications, FRN, 3M TSFR + 4.25%, 9.492%,
6/24/29  4,348 4,328
105,367
Building Products 0.2%
Hunter Douglas, FRN, 3M TSFR + 4.33%, 9.498%, 2/26/29  5,515 5,353
Summit Materials, FRN, 1M TSFR + 3.00%, 8.491%, 12/14/27  970 973
6,326
Cable Operators 1.4%
Altice France, FRN, 1M TSFR + 5.50%, 10.808%, 8/15/28 (2) 23,869 20,840
CSC Holdings, FRN, 1M TSFR + 2.25%, 1/15/26 (2) 2,096 1,993
CSC Holdings, FRN, 1M TSFR + 2.25%, 7.675%, 7/17/25 (2) 6,345 6,100
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 10.446%, 8/2/27  8,724 8,613
Eagle Broadband Investments, FRN, 3M USD LIBOR + 3.00%,
8.503%, 11/12/27  3,296 3,205
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.696%, 9/25/26  7,693 6,283
47,034
Chemicals 1.8%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 4.00%,
9.431%, 11/24/27  7,147 6,928
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
13.181%, 11/24/28  4,085 3,711
Avient, FRN, 1M TSFR + 2.50%, 7.872%, 8/29/29  2,983 2,987
Axalta Coating Systems U.S. Holdings, FRN, 1M TSFR + 2.50%,
7.926%, 12/20/29  5,359 5,367
Nouryon USA, FRN, 1M TSFR + 4.00%, 9.318%, 4/3/28  11,098 11,043
Nouryon USA, FRN, 1M TSFR + 4.00%, 9.347%, 4/3/28  6,780 6,752
Windsor Holdings III, FRN, 3M TSFR + 4.50%, 9.83%, 8/1/30  10,000 9,956
WR Grace Holdings, FRN, 3M USD LIBOR + 3.75%, 9.313%,
9/22/28  13,817 13,785
60,529
Consumer Products 0.7%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 4.00%, 9.431%,
12/21/28 (5) 9,002 9,004
Hanesbrands, FRN, 1M TSFR + 3.75%, 9.081%, 3/8/30  4,040 4,035
Life Time, FRN, 1M TSFR + 4.75%, 10.611%, 1/15/26  7,545 7,573
Topgolf Callaway Brands, FRN, 1M TSFR + 3.50%, 8.931%,
3/15/30  4,628 4,623
25,235

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container 1.3%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.598%,
12/31/27 (EUR)  3,400 3,664
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.196%,
12/1/27  41,024 40,710
Proampac PG Borrower, FRN, 1M TSFR + 3.75%, 9.305%, 11/3/25  1,511 1,507
45,881
Energy 1.8%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.062%, 2/11/30  7,671 7,580
CQP Holdco, FRN, 1M USD LIBOR + 3.50%, 8.931%, 6/5/28  6,213 6,219
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.918%,
9/19/29  9,818 9,790
Medallion Midland Acquisition, FRN, 3M TSFR + 3.75%, 9.253%,
10/18/28  16,565 16,523
Northriver Midstream Finance, FRN, 1M TSFR + 3.00%,
8/16/30 (2) 9,535 9,511
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.181%, 3/11/26  10,598 10,566
Whitewater Whistler Holdings, FRN, 1M TSFR + 3.25%, 8.492%,
2/15/30  2,660 2,660
62,849
Entertainment & Leisure 4.9%
Cinemark USA, FRN, 1M TSFR + 3.75%, 9.054%, 5/24/30  8,853 8,823
Delta 2, FRN, 1M TSFR + 3.00%, 8.331%, 1/15/30  20,233 20,284
Motion Finco, FRN, 3M US LIBOR + 3.25%, 8.788%, 11/12/26  14,303 14,258
NCL Corp., FRN, 3M TSFR + 2.25%, 7.592%, 1/2/25 (4) 3,426 3,392
Pug, FRN, 1M TSFR + 4.25%, 9.681%, 2/12/27 (2)(4) 12,604 12,037
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 3.00%, 8.446%,
8/25/28  29,013 28,955
UFC Holdings, FRN, 1M TSFR + 2.75%, 8.369%, 4/29/26  63,323 63,309
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.196%, 5/18/25  18,516 18,473
169,531
Financial 12.1%
Acrisure, FRN, 1M TSFR + 5.75%, 11.121%, 2/15/27  23,989 23,990
Acrisure, FRN, 1M USD LIBOR + 3.50%, 8.946%, 2/15/27  13,099 12,825
Acrisure, FRN, 1M USD LIBOR + 3.75%, 9.196%, 2/15/27  9,099 8,902
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.696%, 2/15/27  7,181 7,145
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
8.935%, 11/5/27  32,282 32,250
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%,
8.946%, 3/11/28 (4) 3,644 3,389
Aretec Group, FRN, 1M TSFR + 4.25%, 9.681%, 10/1/25  22,418 22,458
Aretec Group, FRN, 1M TSFR + 4.50%, 9.916%, 3/7/30  6,115 6,098
Armor Holdco, FRN, 3M USD LIBOR + 4.50%, 10.087%, 12/11/28  3,294 3,298
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.831%, 2/12/27 (2) 19,988 19,930
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.946%, 2/12/27  14,167 14,091

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.946%, 2/12/27  1,547 1,541
AssuredPartners, FRN, 1M TSFR + 4.25%, 9.581%, 2/12/27  6,577 6,588
Citadel Securities, FRN, 1M TSFR + 2.50%, 7.946%, 7/29/30  4,833 4,809
Citco Funding, FRN, 1M TSFR + 3.50%, 8.857%, 4/27/28 (4) 3,635 3,648
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.914%,
8/9/26 (4) 5,195 4,935
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.50%,
8.946%, 4/7/28 (2) 6,899 6,807
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 6.75%,
12.196%, 7/20/26  10,414 10,190
EIG Management, FRN, 1M TSFR + 3.75%, 9.181%, 2/24/25  6,033 6,000
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 8.581%,
6/30/28  11,152 11,114
Hightower Holding, FRN, 3M USD LIBOR + 4.00%, 9.15%, 4/21/28  1,441 1,421
HUB International, FRN, 1M TSFR + 4.25%, 9.584%, 6/20/30  83,352 83,578
HUB International, FRN, 3M TSFR + 4.00%, 9.365%, 11/10/29  11,850 11,866
Jane Street Group, FRN, 1M TSFR + 2.75%, 8.196%, 1/26/28 (2) 15,278 15,240
Jones Deslauriers Insurance Management, FRN, 1M TSFR +
4.25%, 3/15/30 (2) 7,990 7,995
LSF9 Atlantis Holdings, FRN, 3M TSFR + 7.25%, 12.492%, 3/31/29  3,705 3,593
Osaic Holdings, FRN, 1M TSFR + 4.50%, 9.872%, 8/10/28 (2) 5,395 5,386
Ryan Specialty Group, FRN, 1M TSFR + 3.00%, 8.431%, 9/1/27  5,135 5,131
Sedgwick Claims Management Services, FRN, 1M TSFR + 3.75%,
9.081%, 2/24/28  24,367 24,389
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 9.383%,
2/18/27 (4) 5,850 5,397
USI, FRN, 1M TSFR + 3.75%, 8.992%, 11/22/29  28,751 28,759
USI, FRN, 3M TSFR + 3.25%, 8.788%, 12/2/26  13,219 13,219
415,982
Food 1.6%
Chobani, FRN, 1M TSFR + 3.50%, 8.946%, 10/25/27  1,726 1,724
Naked Juice, FRN, 3M TSFR + 6.00%, 11.342%, 1/24/30  10,790 8,655
Primary Products Finance, FRN, 3M TSFR + 4.00%, 9.397%,
4/1/29  7,522 7,501
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.92%,
3/17/27 (4) 6,346 6,362
Triton Water Holdings, FRN, 1M TSFR + 3.25%, 8.753%,
3/31/28 (2) 16,000 15,709
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 9.185%, 12/21/27  8,637 8,054
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.696%, 12/21/28  8,418 6,608
54,613
Gaming 1.8%
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.681%, 2/6/30  9,920 9,919
Great Canadian Gaming, FRN, 3M USD LIBOR + 4.00%, 9.52%,
11/1/26  15,481 15,515
HRNI Holdings, FRN, 1M USD LIBOR + 4.25%, 9.769%, 12/11/28  14,264 13,866

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, FRN, 1M TSFR + 3.00%, 8.412%,
4/14/29  8,629 8,620
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 9.622%, 8/1/30  7,240 7,254
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.196%, 3/13/28  2,346 2,342
Scientific Games Holdings, FRN, 3M TSFR + 3.50%, 8.768%,
4/4/29  3,650 3,628
61,144
Health Care 10.8%
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 8.82%, 2/15/29 (2) 31,618 31,210
Auris Luxembourg III, FRN, 6M US LIBOR + 3.75%, 9.122%,
2/27/26  11,516 11,084
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.322%, 7/24/26  7,534 7,345
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.433%, 7/24/26  3,148 3,067
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.592%, 5/10/27  5,879 5,740
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.342%, 10/1/27  36,396 35,793
Heartland Dental, FRN, 1M TSFR + 5.00%, 10.314%, 4/28/28  16,130 15,852
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.753%, 7/3/28  10,204 10,205
Insulet, FRN, 1M TSFR + 3.25%, 8.696%, 5/4/28  32,937 32,953
MED ParentCo, FRN, 1M TSFR + 4.25%, 9.696%, 8/31/26  6,443 6,149
MED ParentCo, FRN, 1M TSFR + 8.25%, 13.696%, 8/30/27  1,660 1,426
Medline Borrower, FRN, 1M TSFR + 3.25%, 8.696%, 10/23/28 (2) 30,879 30,844
Option Care Health, FRN, 1M TSFR + 2.75%, 8.196%, 10/27/28  3,794 3,803
Organon, FRN, 3M TSFR + 3.00%, 8.442%, 6/2/28  5,107 5,112
Perrigo Investments, FRN, 1M TSFR + 2.25%, 7.681%, 4/20/29  3,433 3,413
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 10.431%, 2/14/25  15,557 15,511
PetVet Care Centers, FRN, 1M USD LIBOR + 3.25%, 8.681%,
2/14/25  4,312 4,270
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 8.931%,
2/14/25  35,056 34,772
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 11.681%,
2/13/26  11,350 11,077
Phoenix Newco, FRN, 1M TSFR + 3.25%, 8.696%, 11/15/28  18,208 18,142
Phoenix Newco, FRN, 3M TSFR + 6.50%, 11.946%, 11/15/29 (4) 15,265 14,120
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.696%,
3/10/28  8,723 8,551
SAM Bidco, FRN, 1M TSFR + 4.75%, 9.992%, 12/13/27 (4) 12,524 12,336
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.75%, 9.092%,
10/1/26  17,520 17,529
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 9.178%,
8/31/26  17,348 17,369
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.446%, 10/22/26  13,457 13,446
371,119
Healthcare 0.1%
Select Medical, FRN, 1M TSFR + 3.00%, 8.331%, 3/6/27  3,373 3,373
3,373

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 12.3%
Applied Systems, FRN, 3M TSFR + 4.50%, 9.742%, 9/18/26  48,869 49,028
Applied Systems, FRN, 3M TSFR + 6.75%, 11.992%, 9/17/27  26,866 26,879
AppLovin, FRN, 1M TSFR + 3.10%, 8.431%, 10/25/28  6,286 6,270
Boxer Parent, FRN, 1M TSFR + 3.75%, 9.196%, 10/2/25  20,311 20,295
Boxer Parent, FRN, 1M TSFR + 5.50%, 10.946%, 2/27/26  8,710 8,595
Capstone Borrower, FRN, 1M TSFR + 3.75%, 9.004%, 6/17/30  8,635 8,570
Central Parent, FRN, 3M TSFR + 4.25%, 9.492%, 7/6/29  36,775 36,784
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.842%,
3/30/29 (2) 30,079 28,929
ConnectWise, FRN, 3M USD LIBOR + 3.50%, 8.946%, 9/29/28  6,216 6,099
Conservice Midco, FRN, 3M TSFR + 4.25%, 9.719%, 5/13/27  3,311 3,308
Delta Topco, FRN, 3M TSFR + 7.25%, 12.569%, 12/1/28  13,565 12,672
ECI Macola, FRN, 3M TSFR + 3.75%, 9.253%, 11/9/27  10,178 10,144
Epicor Software, FRN, 1M TSFR + 3.25%, 8.696%, 7/30/27  53,426 53,319
Epicor Software, FRN, 1M TSFR + 7.75%, 13.181%, 7/31/28  11,185 11,213
Epicor Software, FRN, 1M TSFR + 3.75%, 7/31/27 (2) 4,370 4,373
Gen Digital, FRN, 1M TSFR + 1.50%, 6.931%, 9/10/27  7,171 7,077
Go Daddy Operating, FRN, 1M TSFR + 2.50%, 7.831%, 11/9/29  5,125 5,132
Hyland Software, FRN, 1M TSFR + 6.25%, 11.696%, 7/7/25  3,673 3,641
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.503%, 3/2/29  5,600 4,797
McAfee, FRN, 1M TSFR + 3.75%, 9.18%, 3/1/29  23,346 22,879
MH Sub I, FRN, 1M TSFR + 6.25%, 11.581%, 2/23/29  3,506 3,044
Mosel Bidco, FRN, 1M TSFR + 4.75%, 8/1/30 (2)(4) 2,695 2,688
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 11.696%, 8/31/29  3,515 3,494
RealPage, FRN, 1M TSFR + 3.00%, 8.446%, 4/24/28  23,418 23,133
RealPage, FRN, 1M TSFR + 6.50%, 11.946%, 4/23/29  10,910 10,919
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.431%,
8/14/26  2,729 2,721
Sophia, FRN, 1M TSFR + 4.25%, 9.581%, 10/7/27  11,839 11,761
Sophia, FRN, 3M USD LIBOR + 3.50%, 9.038%, 10/7/27  16,210 16,173
Uber Technologies, FRN, 1M TSFR + 2.75%, 8.018%, 3/3/30  16,504 16,522
420,459
Lodging 0.7%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 3.75%, 9.196%,
2/2/26  12,786 12,147
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 10.185%,
2/2/26  9,681 9,334
Four Seasons Hotels, FRN, 1M TSFR + 2.50%, 7.931%, 11/30/29  2,045 2,045
23,526
Manufacturing 3.9%
Emerald Debt Merger, FRN, 1M TSFR + 3.00%, 8.331%, 5/31/30  4,590 4,593
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 3.50%,
9.038%, 5/19/28  21,682 21,577
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.538%, 5/21/29 (4) 11,684 11,334

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
12.038%, 5/21/29 (4) 8,620 8,361
Filtration Group, FRN, 1M TSFR + 3.50%, 8.946%, 10/21/28  23,900 23,760
Filtration Group, FRN, 1M TSFR + 4.25%, 9.696%, 10/21/28  27,226 27,289
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 9/6/25  12,564 12,178
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.196%, 7/24/26 (2) 5,090 4,934
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.196%, 9/6/26 (2) 2,721 2,379
Pro Mach Group, FRN, 1M TSFR + 5.00%, 10.431%, 8/31/28 (4) 1,715 1,719
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 9.446%, 8/31/28  10,521 10,536
SRAM, FRN, 1M USD LIBOR + 2.75%, 8.196%, 5/18/28  3,399 3,388
132,048
Metals & Mining 0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 4.50%, 9.879%, 8/18/30  9,435 9,440
TMS International, FRN, 1M TSFR + 4.75%, 10.102%, 3/2/30 (4) 4,414 4,419
13,859
Restaurants 1.8%
Dave & Buster's, FRN, 1M TSFR + 3.75%, 9.188%, 6/29/29  13,542 13,539
IRB Holding, FRN, 1M TSFR + 3.00%, 8.431%, 12/15/27 (2) 38,009 37,775
MIC Glen, FRN, 1M TSFR + 6.75%, 12.181%, 7/20/29  599 553
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.946%, 2/5/27  3,930 3,908
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.946%,
2/4/28  5,530 5,295
61,070
Retail 0.8%
At Home Group, FRN, 3M US LIBOR + 4.25%, 9.692%, 7/24/28  11,465 7,008
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.80%, 11/8/27  5,194 5,183
CNT Holdings I, FRN, 1M TSFR + 6.75%, 12.05%, 11/6/28  5,190 5,171
PetSmart, FRN, 1M TSFR + 3.75%, 9.181%, 2/11/28  10,263 10,231
27,593
Satellites 1.2%
Intelsat Jackson Holdings, FRN, TSFR6M + 4.25%, 9.772%,
2/1/29 (2) 13,766 13,758
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.931%, 11/4/26  28,692 28,705
42,463
Services 9.3%
Advantage Sales & Marketing, FRN, 1M TSFR + 4.50%, 10.038%,
10/28/27  6,241 5,966
AG Group Holdings, FRN, 1M TSFR + 4.00%, 9.331%, 12/29/28  4,386 4,237
Albion Financing 3, FRN, 3M USD LIBOR + 5.25%, 10.596%,
8/17/26  10,268 10,255
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.181%, 5/12/28  4,701 4,564
Allied Universal Holdco, FRN, 1M TSFR + 4.75%, 9.881%,
5/12/28 (2) 6,430 6,353
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.45%, 11/16/28  3,752 3,721
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.931%, 12/11/28  18,015 17,301
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.181%, 12/10/29  27,625 23,562

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.464%, 6/21/28
(EUR)  1,265 1,367
Ceridian HCM Holding, FRN, 1M TSFR + 2.50%, 7.946%, 4/30/25  2,796 2,792
CoreLogic, FRN, 1M TSFR + 6.50%, 11.946%, 6/4/29  3,447 2,874
DG Investment Intermediate Holdings 2, FRN, 1M TSFR + 6.75%,
12.196%, 3/30/29  1,051 925
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.17%, 2/6/26  5,141 5,144
EG America, FRN, 1M TSFR + 4.00%, 9.164%, 2/5/25  6,176 5,875
EG America, FRN, 1M TSFR + 4.00%, 9.164%, 2/5/25  2,923 2,912
EG America, FRN, 1M TSFR + 4.25%, 9.414%, 3/12/26  4,128 3,922
EG America, FRN, 1M TSFR + 4.25%, 9.414%, 3/12/26 (4) 2,102 2,097
EG Finco, FRN, 3M EURIBOR + 7.00%, 10.636%, 4/30/27 (EUR)  10,265 10,151
EP Purchaser, FRN, 3M TSFR + 3.50%, 9.003%, 11/6/28  3,035 2,941
Fugue Finance, FRN, 1M TSFR + 4.50%, 9.922%, 1/31/28  3,521 3,522
GFL Environmental, FRN, 1M TSFR + 3.00%, 8.469%, 5/31/27  8,594 8,616
Mermaid Bidco, FRN, 1M TSFR + 4.50%, 9.901%, 12/22/27 (4) 8,168 8,168
Prime Security Services Borrower, FRN, 1M TSFR + 2.75%,
8.192%, 9/23/26  3,610 3,609
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.946%,
5/30/26  3,436 3,423
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 8.946%,
6/1/26  2,949 2,944
Renaissance Holdings, FRN, 1M USD LIBOR + 7.00%, 12.431%,
5/29/26  4,920 4,887
Renaissance Holdings, FRN, 3M USD LIBOR + 4.75%, 9.992%,
4/5/30  20,105 20,114
TK Elevator U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 9.381%,
7/30/27  6,899 6,885
UKG, FRN, 1M TSFR + 4.50%, 10.022%, 5/4/26  2,780 2,786
UKG, FRN, 1M USD LIBOR + 5.25%, 10.618%, 5/3/27  86,960 86,355
UKG, FRN, 3M TSFR + 3.25%, 8.618%, 5/4/26  41,327 41,279
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 8.946%, 5/12/28  4,967 4,837
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 11.946%, 5/14/29  5,225 4,820
319,204
Utilities 3.3%
Brookfield WEC Holdings, FRN, 1M TSFR + 2.75%, 8.196%,
8/1/25  3,285 3,279
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 9.081%,
8/1/25  10,349 10,356
Covanta Holding, FRN, 1M TSFR + 2.50%, 7.831%, 11/30/28  6,864 6,834
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 8.184%,
12/15/27  11,229 11,150
Generation Bridge Northeast, FRN, 1M TSFR + 4.25%, 9.564%,
8/22/29  6,365 6,349
PG&E, FRN, 1M TSFR + 3.00%, 8.446%, 6/23/25  29,174 29,117
Pike, FRN, 1M TSFR + 3.00%, 8.446%, 1/21/28  8,458 8,453

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Pike, FRN, 1M TSFR + 3.50%, 8.831%, 1/21/28  3,844 3,849
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.876%, 5/17/30 16,985 17,006
TerraForm Power Operating, FRN, 1M TSFR + 2.50%, 7.842%,
5/21/29  16,768 16,569
112,962
Wireless Communications 2.3%
Asurion, FRN, 1M TSFR + 4.25%, 9.681%, 8/19/28  3,521 3,396
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/31/28  21,021 18,768
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/20/29  49,975 43,687
Asurion, FRN, 1M USD LIBOR + 3.25%, 8.788%, 12/23/26  7,584 7,366
Asurion, FRN, 1M USD LIBOR + 3.25%, 8.788%, 7/31/27  4,198 4,033
77,250
Total Bank Loans (Cost $2,959,642) 2,941,001
CONVERTIBLE PREFERRED STOCKS 0.1%
Energy 0.0%
NuStar Energy, VR, 10.75% (6)(7) 53 1,714
1,714
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093 (3)(4)(8) 2 2,045
2,045
Total Convertible Preferred Stocks (Cost $3,473) 3,759
CORPORATE BONDS 10.0%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28 (6) 7,060 7,087
7,087
Airlines 0.6%
American Airlines, 5.50%, 4/20/26 (6) 3,667 3,598
American Airlines, 11.75%, 7/15/25 (6) 9,365 10,243
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 2,092 2,084
United Airlines, 4.375%, 4/15/26 (6) 2,580 2,432
United Airlines, 4.625%, 4/15/29 (6) 2,205 1,960
20,317
Automotive 1.5%
Adient Global Holdings, 4.875%, 8/15/26 (6) 6,380 6,093
Clarios Global, 6.25%, 5/15/26 (6) 3,010 2,976
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,322
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,357
Ford Motor Credit, FRN, SOFR + 2.95%, 8.136%, 3/6/26  8,165 8,182

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26 (6) 30,780 30,780
52,710
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%, 6.463%, 4/17/25  8,500 8,522
8,522
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M TSFR + 1.002%,
6.301%, 1/12/24  2,860 2,861
2,861
Broadcasting 0.5%
iHeartCommunications, 4.75%, 1/15/28 (6) 2,545 1,960
iHeartCommunications, 5.25%, 8/15/27 (6) 740 584
iHeartCommunications, 6.375%, 5/1/26  45 39
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 3,205 2,981
Townsquare Media, 6.875%, 2/1/26 (6) 8,189 7,882
Univision Communications, 8.00%, 8/15/28 (6) 3,855 3,845
17,291
Cable Operators 0.7%
Altice France Holding, 10.50%, 5/15/27 (6) 13,645 7,300
Charter Communications Operating, FRN, 3M TSFR + 1.912%,
7.284%, 2/1/24  3,650 3,665
CSC Holdings, 11.25%, 5/15/28 (6) 7,195 7,087
Radiate Holdco, 4.50%, 9/15/26 (6) 8,335 6,481
24,533
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (6) 4,030 3,965
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (6)(9) 3,285 2,398
6,363
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26 (6) 3,790 3,766
3,766
Energy 0.4%
NGL Energy Operating, 7.50%, 2/1/26 (6) 8,290 8,238
Seadrill Finance, 8.375%, 8/1/30 (6) 2,690 2,758
Seadrill Finance, 8.375%, 8/1/30 (6) 200 202
Tallgrass Energy Partners, 6.00%, 3/1/27 (6) 515 492
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 2,205 2,205
Transocean, 11.50%, 1/30/27 (6) 191 201
14,096
Entertainment & Leisure 0.7%
Carnival, 7.00%, 8/15/29 (6) 1,700 1,723
Carnival, 9.875%, 8/1/27 (6) 6,485 6,834
Cinemark USA, 5.875%, 3/15/26 (6) 7,000 6,702
Cinemark USA, 8.75%, 5/1/25 (6) 1,320 1,337

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Live Nation Entertainment, 4.875%, 11/1/24 (6) 4,050 3,979
NCL, 8.375%, 2/1/28 (6) 2,605 2,683
23,258
Financial 2.1%
Acrisure, 7.00%, 11/15/25 (6) 5,825 5,621
Acrisure, 10.125%, 8/1/26 (6) 10,855 11,126
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (6) 2,970 3,041
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 6,215 5,850
Alliant Holdings Intermediate, 6.75%, 4/15/28 (6) 3,360 3,301
Aretec Escrow Issuer, 7.50%, 4/1/29 (6) 3,650 3,248
AssuredPartners, 5.625%, 1/15/29 (6) 4,375 3,801
AssuredPartners, 7.00%, 8/15/25 (6) 2,200 2,170
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,050 3,019
HUB International, 7.00%, 5/1/26 (6) 3,580 3,567
HUB International, 7.25%, 6/15/30 (6) 8,640 8,791
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (6) 13,650 13,923
Ryan Specialty, 4.375%, 2/1/30 (6) 585 522
USI, 6.875%, 5/1/25 (6) 3,765 3,756
71,736
Food Processing 0.1%
General Mills, FRN, 3M TSFR + 1.272%, 6.58%, 10/17/23  1,790 1,791
1,791
Gaming 0.1%
Caesars Entertainment, 7.00%, 2/15/30 (6) 3,185 3,193
International Game Technology, 6.50%, 2/15/25 (6) 1,026 1,026
4,219
Health Care 0.3%
CHS, 8.00%, 12/15/27 (6) 3,865 3,691
HCA, 5.375%, 2/1/25  3,320 3,299
Medline Borrower, 3.875%, 4/1/29 (6) 4,195 3,655
10,645
Information Technology 0.3%
Boxer Parent, 7.125%, 10/2/25 (6) 1,625 1,623
Boxer Parent, 9.125%, 3/1/26 (6) 2,040 2,040
Central Parent, 8.00%, 6/15/29 (6) 1,745 1,760
Cloud Software Group, 9.00%, 9/30/29 (6) 4,030 3,592
Expedia Group, 6.25%, 5/1/25 (6) 1,019 1,024
10,039
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 1,580 1,562
1,562
Manufacturing 0.1%
Sensata Technologies, 5.625%, 11/1/24 (6) 5,005 4,943
4,943

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail 0.1%
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (6) 1,985 1,811
1,811
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26 (6) 5,825 5,505
5,505
Services 0.4%
Adtalem Global Education, 5.50%, 3/1/28 (6) 2,561 2,394
Allied Universal Holdco, 6.625%, 7/15/26 (6) 5,375 5,093
Allied Universal Holdco, 9.75%, 7/15/27 (6) 3,315 3,037
Presidio Holdings, 8.25%, 2/1/28 (6) 3,515 3,388
13,912
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.018%,
3/20/26  2,690 2,698
2,698
Utilities 0.8%
NextEra Energy Operating Partners, 4.25%, 7/15/24 (6) 5,175 5,072
Talen Energy Supply, 8.625%, 6/1/30 (6) 4,375 4,555
Vistra, VR, 7.00% (6)(7)(10) 13,020 11,930
Vistra Operations, 5.125%, 5/13/25 (6) 4,920 4,785
26,342
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  6,825 6,876
6,876
Total Corporate Bonds (Cost $355,913) 342,883
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Government Reserve Fund, 5.40% (11)(12) 177,473 177,473
Total Short-Term Investments (Cost $177,473) 177,473
Total Investments in Securities 101.1%
(Cost $3,496,501) $ 3,465,116
Other Assets Less Liabilities (1.1)% (37,201)
Net Assets 100.0% $ 3,427,915
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2023, was $1,445 and was valued at $1,445 (0.0% of net assets).
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$301,985 and represents 8.8% of net assets.
(7) Perpetual security with no stated maturity date.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,045 and represents 0.1% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.164% (SOFR) at Maturity,
9/20/23 40,600 2,051 — 2,051
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.164% (SOFR) at Maturity,
12/20/23 12,300 377 — 377
Total Bilateral Total Return Swaps — 2,428
Total Bilateral Swaps — 2,428

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/24/23 USD 6,234 EUR 5,697 $ 31
HSBC Bank 11/24/23 USD 4,165 EUR 3,798 30
State Street 10/20/23 CAD 6,808 USD 5,042 —
State Street 10/20/23 USD 5,168 CAD 6,808 126
State Street 11/24/23 USD 6,242 EUR 5,697 39
Net unrealized gain (loss) on open forward
currency exchange contracts $ 226

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 2,417+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 208,595  ¤  ¤ $ 177,473^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,417 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $177,473.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Floating Rate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Floating Rate Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2023, totaled $3,397,000 for the period ended August 31,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 342,883 $ — $ 342,883
Bank Loans — 2,829,494 111,507 2,941,001
Convertible Preferred Stocks — 1,714 2,045 3,759
Short-Term Investments 177,473 — — 177,473
Total Securities 177,473 3,174,091 113,552 3,465,116
Swaps — 2,428 — 2,428
Forward Currency Exchange
Contracts — 226 — 226
Total $ 177,473 $ 3,176,745 $ 113,552 $ 3,467,770

T. ROWE PRICE Floating Rate Fund

2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/23
Investment
in
Securities
Bank
Loans $ 117,092 $ 3,448 $ 12,328 $ (17,206) $ 40,164 $ (44,319) $ 111,507
Convertible
Preferred
Stocks 1,905 140 — — — — 2,045
Total $ 118,997 $ 3,588 $ 12,328 $ (17,206) $ 40,164 $ (44,319) $ 113,552
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $ 111,507 Recent
comparable
transaction
price(s)
—# —# —# —#
Pricing service —# —# —# —#

T. ROWE PRICE Floating Rate Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 2,045 Market
Comparable
Relative value
adjustment
4.0% 4.0% Increase

T. ROWE PRICE Floating Rate Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F194-054Q1 08/23